Borrowings (Contractual Maturities of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months	$ 7,111
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Three	10,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	5,089
Long-term Federal Home Loan Bank Advances, Total	$ 22,200	$ 23,761